Operating Lease - Schedule of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease costs	¥ 12,907	¥ 18,472	¥ 22,361
Expenses for short-term lease within 12 months	1,266	1,155	3,371
Total lease cost	¥ 14,173	¥ 19,627	¥ 25,732